Fees Summary	Feb. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,015,000
Previously Paid Amount	0.00
Total Fee Amount	155.40
Total Offset Amount	0.00
Net Fee	155.40
Narrative - Max Aggregate Offering Price	$ 1,015,000
Final Prospectus	true